Capital Commitments — Property, Plant and Equipment	6 Months Ended
Dec. 31, 2025
Capital Commitments — Property, Plant and Equipment [Abstract]
Capital commitments — Property, plant and equipment	Note 25. Capital commitments — Property, plant and equipment The Consolidated Entity had no capital commitments for property, plant and equipment as at 31 December 2025 and 30 June 2025.